OTHER OPERATION EXPENSES	21 Months Ended
Sep. 30, 2012
OTHER OPERATION EXPENSES [Text Block]

NOTE 18 – OTHER OPERATION EXPENSES

In the first quarter of 2012, the leased production line at Longhai PRC was temporarily closed for January and reopened in February because of insufficient customer demand and shortage of steel billet supply during Chinese New Year period. Again, in the third quarter of 2012, the line was shut down due to insufficient material supply. A total of $1,493,530 of manufacturing overhead expense was charged to other operation expenses.